Fair value of financial instruments - Summary of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Convertible Notes	$ 328,981	$ 324,395	$ 323,528
Level 2
Financial assets
Derivatives (part of Other non-current receivables')		125
Derivatives (part of other current receivables)	4
Total financial assets	4	125
Financial liabilities
Derivatives (part of other current liabilities)	58	2
Total financial liabilities	58	2
Level 3
Financial liabilities
Convertible Notes	328,981	324,395
Total financial liabilities	$ 328,981	$ 324,395